Financial risk management - Liquidity risk (Details) - Liquidity risk - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Borrowings, excluding finance lease liabilities	£ (26,089)	£ (28,001)
Interest payments on borrowings	(14,948)	(15,119)
Finance lease liabilities	(313)	(368)
Other non interest-bearing liabilities	(3,199)	(3,249)
Derivative financial liabilities
Financial liabilities	(44,507)	(47,864)
Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts	2,050	2,338
Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts	1,870	3,424
Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(138)	(41)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Borrowings, excluding finance lease liabilities	(4,099)	(5,142)
Interest payments on borrowings	(730)	(767)
Finance lease liabilities	(60)	(66)
Other non interest-bearing liabilities	(2,840)	(2,989)
Derivative financial liabilities
Financial liabilities	(7,630)	(9,959)
Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts	1,069	571
Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts	890	1,551
Less than 1 year | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(80)	(15)
In 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Borrowings, excluding finance lease liabilities	(1,642)	(1,864)
Interest payments on borrowings	(692)	(707)
Finance lease liabilities	(60)	(58)
Other non interest-bearing liabilities	(359)	(260)
Derivative financial liabilities
Financial liabilities	(2,448)	(2,905)
In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts	601	961
In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts	263	959
In 1 to 2 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(33)	(18)
In 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Borrowings, excluding finance lease liabilities	(2,325)	(1,750)
Interest payments on borrowings	(629)	(670)
Finance lease liabilities	(45)	(61)
Other non interest-bearing liabilities	0	0
Derivative financial liabilities
Financial liabilities	(3,083)	(2,221)
In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts	130	572
In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts	188	304
In 2 to 3 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(26)	(8)
More than 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Borrowings, excluding finance lease liabilities	(18,023)	(19,245)
Interest payments on borrowings	(12,897)	(12,975)
Finance lease liabilities	(148)	(183)
Other non interest-bearing liabilities	0	0
Derivative financial liabilities
Financial liabilities	(31,346)	(32,779)
More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts	250	234
More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts	529	610
More than 3 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	£ 1	£ 0